Goodwill - Schedule of Changes in Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Changes in Goodwill [Abstract]
Balance at the beginning of the period	$ 5,852,575	$ 5,417,134
Business combination adjustments	(8)	1,981
Exchange rate variation	114,088	433,460
Balance at the end of the period	$ 5,966,655	$ 5,852,575